Intangible Assets, Net - Schedule Of Intangible Assets Excluding Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Net (Including Goodwill)	$ 122,655	$ 145,872
Accumulated Amortization [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Net (Including Goodwill)	72,759	66,007
Net Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Net (Including Goodwill)	49,896	79,865
Trademarks [Member] | Gross Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)	1,863	4,930
Trademarks [Member] | Net Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)	$ 1,863	$ 4,930
Computer Software, Intangible Asset [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 1 month 6 days	2 years 10 months 24 days
Computer Software, Intangible Asset [Member] | Gross Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Finite Lived Intangible Asset Net	$ 103,122	$ 87,068
Computer Software, Intangible Asset [Member] | Accumulated Amortization [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Finite Lived Intangible Asset Net	(58,496)	(41,393)
Computer Software, Intangible Asset [Member] | Net Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Finite Lived Intangible Asset Net	$ 44,626	$ 45,675
Customer Relationships And Other Intangible Assets [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 8 months 12 days	6 years 6 months
Customer Relationships And Other Intangible Assets [Member] | Gross Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Finite Lived Intangible Asset Net	$ 17,670	$ 53,874
Customer Relationships And Other Intangible Assets [Member] | Accumulated Amortization [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Finite Lived Intangible Asset Net	(14,263)	(24,614)
Customer Relationships And Other Intangible Assets [Member] | Net Carrying Amount [Member]
Schedule Of Intangible Assets Excluding Goodwill [Line Items]
Finite Lived Intangible Asset Net	$ 3,407	$ 29,260